UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10473

Advantage Advisers Multi-Sector Fund I
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166
(Address of principal executive offices) (Zip code)

Thomas A. DeCapo
Skadden, Arps, Slate, Meagher & Flom LLP
One Beacon Street
Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-667-4225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments
(Unaudited)

			December 31, 2008
Shares			Value
	Investment in Securities – 61.65%

	Common Stock – 58.51%

	United States – 45.76%

	Alternative Waste Technology – 0.36%
10,579	Calgon Carbon Corp. *		$162,494

	Building Products - Cement / Aggregate – 0.39%
5,160	Texas Industries, Inc.	(a)	178,020

	Commercial Banks - Central U.S. – 0.46%
16,700	Citizens Funding Tr 7.50% Moody Baa2E S&P BB+		209,585

	Commercial Banks - Eastern U.S. – 1.66%
24,100	First State Bank *		48,200
14,800	Signature Bank*		424,612
29,300	State Bancorp, Inc.		285,382
			758,194

	Commercial Banks - Southern U.S. – 0.25%
2,400	Iberiabank Corporation		115,200

	Commercial Services – 0.45%
10,320	Quanta Services, Inc.*		204,336

	Computers – 1.05%
5,620	Apple, Inc.*	(a)	479,667

	Computers - Memory Devices – 0.93%
44,040	SanDisk Corp.*	(a)	422,784

	Diagnostic Equipment – 0.34%
15,000	Cepheid, Inc.*		155,700

	Dialysis Centers – 0.82%
7,500	DaVita, Inc.*		371,775

	Diversified Banking Institute – 0.71%
10,200	JPMorgan Chase & Co.		321,606

	Drug Delivery Systems – 0.01%
2,941	Penwest Pharmaceuticals Co.*		4,617

	E-Commerce / Products – 0.89%
7,940	Amazon.com, Inc.*	(a)	407,163

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	E-Commerce / Services – 1.74%
10,730	Priceline.com, Inc.*	(a)	$790,265

	Electronic Components - Semiconductors – 2.87%
20,680	Altera Corp.	(a)	345,563
22,310	Broadcom Corp., Class A*	(a)	378,601
33,890	Micron Technology, Inc.*	(a)	89,469
17,600	Monolithic Power Systems, Inc.*	(a)	221,936
15,260	Xilinx, Inc.	(a)	271,933
			1,307,502

	Energy - Alternate Sources – 1.00%
3,290	First Solar, Inc.*	(a)	453,888

	Enterprise Software / Services – 1.39%
13,380	CA, Inc.	(a)	247,931
16,560	Informatica Corp.*	(a)	227,369
16,730	Lawson Software, Inc.*	(a)	79,300
9,750	Taleo Corp., Class A*	(a)	76,343
			630,943

	Entertainment Software – 0.55%
15,600	Electronic Arts, Inc.*	(a)	250,224

	Fiduciary Banks – 0.84%
13,510	Bank of New York Mellon Corp.	(a)	382,738

	Finance - Commercial – 0.76%
19,000	CIT Group, Inc.		86,260
65,200	NewStar Financial, Inc.*		260,148
			346,408

	Finance - Consumer Loans – 1.03%
52,500	SLM Corp.		467,250

	Finance - Investment Bank / Broker – 0.14%
12,600	FBR Capital Markets Corp.*	(a)	61,236
23,500	Friedman, Billings, Ramsey Group, Inc., Class A*		3,995
			65,231

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Industrial Audio & Video Production – 0.36%
5,010	Dolby Laboratories, Inc., Class A*	(a)	$164,128

	Investment Companies – 0.67%
84,000	PennantPark Investment Corp.		303,240

	Medical - Biomedical / Genetics – 0.48%
1,840	Gilead Sciences, Inc.*	(a)	94,098
3,140	OSI Pharmaceuticals, Inc.*	(a)	122,617
			216,715

	Medical Labs & Testing Service – 0.91%
9,000	Covance, Inc.*		414,270

	Medical - Wholesale Drug Distribution – 1.57%
20,000	AmerisourceBergen Corp.		713,200

	Medical Products – 1.07%
12,000	Zimmer Holdings, Inc.*		485,040

	Real Estate Operations / Development – 1.78%
11,900	Brookfield Asset Management, Inc., Class A		181,713
64,700	Hilltop Holdings, Inc.*	(a)	630,178
			811,891

	Registered Investment Company – 0.87%
13,590	iShares FTSE/Xinhua China 25 Index Fund		396,556

	Reinsurance – 2.36%
11,400	Aspen Insurance Holdings, Ltd.	(a)	276,450
8,900	Endurance Specialty Holdings, Ltd.	(a)	271,717
2,800	Everest Re Group, Ltd.	(a)	213,192
4,400	PartnerRe, Ltd.	(a)	313,588
			1,074,947

	REITS - Mortgage – 3.62%
9,000	American Capital Agency Corp.	(a)	192,240
25,040	Annaly Capital Management, Inc.	(a)	397,385
19,800	Capstead Mortgage Corp.		213,246
93,200	Chimera Investment Corporation		321,540

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	REITS - Mortgage (continued)
12,600	Hatteras Financial Corp.		$335,160
86,700	New York Mortgage Trust, Inc.		189,873
			1,649,444

	Research & Development – 0.96%
15,000	Pharmaceutical Product Development, Inc.	(a)	435,150

	Retail - Discount – 0.91%
7,380	Wal-Mart Stores, Inc.	(a)	413,723

	Retail - Drug Stores – 1.25%
23,000	Walgreen Co.		567,410

	S & L / Thrifts - Central U.S. – 0.44%
15,600	TFS Financial Corp.		201,240

	S & L / Thrifts - Eastern U.S. – 3.85%
23,500	Abington Bancorp, Inc.	(a)	217,375
31,000	Cape Bancorp, Inc.*	(a)	284,270
20,200	Danvers Bancorp, Inc.		270,074
12,400	ESSA Bancorp, Inc.	(a)	175,212
7,300	Meridian Interstate Bancorp, Inc. *		67,525
9,400	People's United Financial, Inc.	(a)	167,602
17,600	United Financial Bancorp, Inc.		266,464
29,600	Westfield Financial, Inc.		305,472
			1,753,994

	S & L / Thrifts - Southern U.S. – 0.58%
87,400	Community Bankers Trust Corp.		262,200

	Semiconductor Components - Integrated Circuits – 0.23%
33,740	Atmel Corp.*	(a)	105,606

	Super-Regional Banks - U.S. – 0.40%
9,200	Comerica, Inc.		182,620

	Therapeutics – 0.64%
6,859	Cypress Bioscience, Inc.*		46,916

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	United States – (continued)

	Therapeutics (continued)
28,035	Dyax Corp. *	(a)	$102,047
3,000	ISTA Pharmaceuticals, Inc.*		2,160
4,119	Onyx Pharmaceuticals, Inc.*		140,705
200	Pharmacopeia, Inc.*		348
			292,176

	Web Portals / ISP – 1.78%
2,640	Google, Inc., Class A*	(a)	812,196

	Wireless Equipment – 2.39%
30,370	QUALCOMM, Inc.	(a)	1,088,157

	Total United States (Cost $24,538,114)		$20,829,493

	Australia – 0.09%

	Investment Companies – 0.09%
54,501	Babcock & Brown Capital, Ltd.*		41,798

	Total Australia (Cost $48,873)		$41,798

	Bermuda – 2.10%

	Property / Casualty Insurance – 0.58%
3,748	Arch Capital Group, Ltd.*	(a)	262,735

	Reinsurance – 0.89%
14,000	Axis Capital Holdings, Ltd.	(a)	407,680

	Semiconductor Components - Integrated Circuits – 0.63%
42,800	Marvell Technology Group, Ltd.*		285,476

	Total Bermuda (Cost $955,567)		$955,891

	China – 2.34%

	Building & Construction Products - Miscellaneous – 0.25%
93,689	China National Building Material Co., Ltd., Class H		112,545

	Commercial Banks - Non U.S. – 0.60%
521,318	Industrial and Commercial Bank of China		274,442

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	China – (continued)

	Machinery - Farm – 0.07%
123,503	First Tractor Co., Ltd., Class H		$29,321

	Web Portals / ISP – 1.42%
24,340	Netease.com, Inc. - Sponsored ADR*	(a)	537,914
4,680	Sina Corp.*	(a)	108,342
			646,256

	Total China (Cost $1,139,932)		$1,062,564

	France – 0.87%

	Entertainment Software – 0.87%
20,478	UBISOFT Entertainment SA*		397,092

	Total France (Cost $610,448)		$397,092

	Germany – 0.78%

	Finance - Other Services – 0.78%
5,024	Deutsche Boerse AG		354,767

	Total Germany (Cost $469,502)		$354,767

	Hong Kong – 2.42%

	Agricultural Operations – 0.19%
109,990	China Green Holdings, Ltd.		87,564

	Automobile / Truck Parts & Equipment - Replacement – 0.06%
108,185	Xinyi Glass Holdings Co., Ltd.		29,035

	Building & Construction Products - Miscellaneous – 0.11%
2,932,971	CATIC International Holdings, Ltd.*		50,710

	Diversified Operations – 0.66%
24,296	Beijing Enterprises Holding Co.		99,062
136,547	Guangdong Investment, Ltd.		54,794
64,973	Shanghai Industrial Holdings, Ltd.		148,386
			302,242

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Common Stock – (continued)

	Hong Kong – (continued)

	Finance - Other Services – 0.28%
13,294	Hong Kong Exchanges & Clearing, Ltd.		$126,247

	Real Estate Operations / Development – 0.25%
604,824	China Everbright International, Ltd.		111,597

	Registered Investment Company – 0.87%
365,406	iShares Asia Trust - iShares FTSE/Xinhua A50
	China Tracker	(a)	394,157

	Total Hong Kong (Cost $1,588,962)		$1,101,552

	Japan – 2.14%

	E-Commerce / Services – 0.95%
683	Rakuten, Inc.		429,465

	Entertainment Software – 1.19%
24,664	Capcom Co., Ltd.		543,070

	Total Japan (Cost $1,104,265)		$972,535

	Singapore – 0.34%

	Finance - Other Services – 0.34%
43,963	Singapore Exchange, Ltd.		155,011

	Total Singapore (Cost $232,825)		$155,011

	Spain – 0.76%

	Energy - Alternate Sources – 0.45%
48,707	Iberdrola Renovables*		206,500

	Power Conversion / Supply Equipment – 0.31%
7,926	Gamesa Corporacion Tecnologica SA		140,363

	Total Spain (Cost $397,095)		$346,863

	United Kingdom – 3.75%

	Electronic Components - Semiconductors – 0.91%
107,600	ARM Holdings, PLC - Sponsored ADR	(a)	414,260

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Common Stock – (continued)

	Total United Kingdom (Cost $767,742)	$414,260

	Total Common Stock (Cost $31,853,325)	$26,631,826

	Preferred Stock – 2.79%

	United States – 2.79%

	Finance - Investment Bank / Broker – 0.19%
4,300	Merrill Lynch & Co., Inc., Preferred 8.625%
	Series MER	85,054

	S & L / Thrifts - Southern U.S. – 0.64%
11,779	Guaranty Financial Group, Inc. * - Convertible	292,119

	Super-Regional Banks - U.S. – 1.96%
4,000	Fifth Third Bancorp, Preferred 8.875% 05/15/68
	Series	73,200
13,700	Fifth Third Capital Trust VI , 7.25% 11/15/67 Series	209,336
1,600	Fifth Third Capital Trust V, Preferred 7.25%
	8/15/67 Series	24,336
7,100	KeyCorp Capital X	114,878
14,200	National City Capital Trust II, 6.625% 11/15/36
	Series	261,280
8,800	National City Corp., 9.875% Series F	210,320
		893,350

	Total United States (Cost $1,380,401)	$1,270,523

	Total Preferred Stock (Cost $1,380,401)	$1,270,523

Contracts
	Warrants – 0.00%

	United States – 0.00%

	Therapeutics – 0.00%
8,000	Pharmacopeia, Inc. , 04/19/12, $5.14*	0

Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments (continued)
(Unaudited)

		December 31, 2008
Contracts		Value
	Warrants – (continued)

	Total United States (Cost $1,000)	$0

	Total Warrants (Cost $1,000)	$0

	Purchased Options – 0.35%

	Call Options – 0.23%

	United States – 0.23%

	Retail-Food – 0.23%
264	Financial Select Sector Spdr., 01/16/10 $10.00 Call	104,280

	Total Call Options (Cost $95,768)	$104,280

	Put Options – 0.12%

	China – 0.12%

	Power Conversion / Supply Equipment – 0.12%
30	Suntech Power Holdings Co., Ltd., 01/17/09,
	$30.00*	55,200

	Total Put Options (Cost $46,515)	$55,200

	Total Purchased Options (Cost $142,283)	$159,480

	Total Investments in Securities (Cost $33,377,009) – 61.65%	$28,061,829

	Other Assets, Less Liabilities – 38.35% **	17,458,112

	Net Assets – 100.00%	$45,519,941

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.
*	Non-income producing security.
**	Includes $1,293,653 invested in a Morgan Stanley Institutional Money Market Account, which is 2.84% of net assets.
ADR	American Depository Receipt

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – 35.10%

	United States – 25.34%

	Advertising Sales – 0.13%
4,670	Lamar Advertising Co., Class A*	$58,655

	Appliances – 0.37%
4,090	Whirlpool Corp.	169,122

	Building & Construction Products - Miscellaneous – 0.11%
4,060	Drew Industries, Inc.*	48,720

	Building - Residential / Commercial – 0.88%
18,700	Toll Brothers, Inc. *	400,741

	Cable Television – 0.14%
3,060	Time Warner Cable, Inc.*	65,637

	Commercial Banks - Central U.S. – 1.44%
16,700	Associated Banc Corp.	349,531
6,500	TCF Financial Corp.	88,790
4,400	UMB Financial Corp.	216,216
		654,537

	Commercial Banks - Eastern U.S. – 1.62%
3,420	M&T Bank Corp.	196,342
11,500	National Penn Bancshares, Inc.	166,865
12,700	Susquehanna Bancshares, Inc. PA	202,057
8,600	Valley National Bancorp	174,150
		739,414

	Commercial Banks - Southern U.S. – 2.00%
10,820	BB&T Corp.	297,117
20,590	Synovus Financial Corp.	170,897
6,900	United Bankshares, Inc.	229,218
15,739	United Community Banks, Inc.	213,737
		910,969

	Commercial Banks - Western U.S. – 1.64%
2,870	City National Corp.	139,769
1,780	SVB Financial Group*	46,689
9,100	Umpqua Holdings Corp.	131,677
8,100	Westamerica Bancorp.	414,315

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Commercial Banks - Western U.S. (continued)
1,300	Western Alliance Bancorp		$13,117
			745,567

	Computers - Integrated Systems – 0.08%
3,360	Riverbed Technology, Inc.*		38,270

	Computers - Memory Devices – 0.20%
20,970	STEC, Inc.*		89,332

	Computers - Peripheral Equipment – 0.36%
9,840	Synaptics, Inc.*	(a)	162,950

	Cruise Lines – 0.60%
9,010	Carnival Corp.*		219,123
3,910	Royal Caribbean Cruises, Ltd.*		53,763
			272,886

	Data Processing / Management – 0.19%
5,230	Fair Isaac Corp.		88,178

	Diagnostic Equipment – 0.35%
3,747	Gen-Probe, Inc.*		160,521

	Dialysis Centers – 0.43%
3,970	DaVita, Inc.*		196,793

	Diversified Operations / Commercial Services – 0.87%
10,000	Chemed Corp.		397,700

	Electric Products - Miscellaneous – 0.25%
7,810	Molex, Inc.		113,167

	Electronic Components - Semiconductors – 0.88%
20,570	Amkor Technology, Inc.*		44,842
7,130	Fairchild Semiconductor International, Inc.*		34,866
6,040	Intel Corp.		88,546
9,090	Microchip Technology, Inc.		177,528
2,900	Microsemi Corp.*		36,656
1,250	Texas Instruments, Inc.		19,400
			401,838

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Fiduciary Banks – 0.29%
6,000	Wilmington Trust Corp.	$133,440

	Home Furnishings – 0.17%
5,340	Ethan Allen Interiors, Inc.	76,736

	Hotels & Motels – 0.50%
7,510	Choice Hotels International, Inc.	225,751

	Industrial Gases – 0.91%
6,941	Praxair, Inc.	412,018

	Investment Management / Advisory Services – 0.74%
9,500	T Rowe Price Group, Inc.	336,680

	Life / Health Insurance – 1.09%
11,100	Torchmark Corp.	496,170

	Medical - Hospitals – 0.95%
12,060	Community Health Systems, Inc.*	175,835
7,270	LifePoint Hospitals, Inc.*	166,047
2,380	Universal Health Services, Inc., Class B	89,416
		431,298

	Medical Instruments – 0.28%
3,700	NuVasive, Inc.*	128,205

	Multi-Line Insurance – 0.50%
6,500	Metlife, Inc.	226,590

	Multi-Media – 0.11%
3,040	Meredith Corp.	50,890

	Networking Products – 0.32%
5,640	Atheros Communications, Inc.*	80,708
4,860	Polycom, Inc.*	65,659
		146,367

	Paper & Related Products – 0.36%
13,690	International Paper Co.	161,542

	Registered Investment Company – 2.62%
6,400	iShares Dow Jones U.S. Real Estate Index Fund	238,272

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	United States – (continued)

	Registered Investment Company (continued)
10,600	SPDR Trust Series 1	$956,544
		1,194,816

	REITS - Diversified – 0.21%
1,570	Vornado Realty Trust	94,750

	REITS - Office Property – 0.27%
4,470	Highwoods Properties, Inc.	122,299

	REITS - Regional Malls – 0.14%
2,410	Taubman Centers, Inc.	61,359

	REITS - Shopping Centers – 0.35%
2,570	Federal Realty Investors Trust	159,546

	REITS - Storage – 0.40%
2,310	Public Storage, Inc.	183,645

	Rental Auto / Equipment – 0.10%
2,500	Rent-A-Center, Inc.*	44,125

	Retail - Major Department Store – 0.43%
10,040	J.C. Penney Co., Inc.	197,788

	S & L / Thrifts - Eastern U.S. – 1.02%
10,700	Astoria Financial Corp.	176,336
17,800	First Niagara Financial Group	287,826
		464,162

	S & L / Thrifts - Southern U.S. – 0.45%
78,000	Guaranty Financial Group, Inc.	203,580

	Semiconductor Components - Integrated Circuits – 0.16%
7,660	Sigma Designs, Inc.*	72,770

	Super-Regional Banks - U.S. – 0.35%
5,400	Wells Fargo & Co.	159,192

	Telecommunication Equipment – 0.08%
2,900	Plantronics, Inc.	38,280

	Total United States (Proceeds $12,658,035)	$11,536,996

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

			December 31, 2008
Shares			Value
	Securities Sold, Not Yet Purchased – (continued)

	China – 1.61%

	Commercial Banks - Non U.S. – 0.46%
171,855	China Citic Bank, Class H		$58,762
276,853	China Construction Bank Corp., Class H		151,819
			210,581

	Electronic Components - Semiconductors – 0.11%
3,750	LDK Solar Co., Ltd. - Sponsored ADR*		49,200

	Internet Content - Entertainment – 0.21%
2,990	Shanda Interactive Entertainment, Ltd. -
	Sponsored ADR*		96,756

	Power Conversion / Supply Equipment – 0.06%
2,230	Suntech Power Holdings Co., Ltd. - Sponsored ADR*		26,091

	Schools – 0.27%
2,200	New Oriental Education & Technology Group,
	Inc. - Sponsored ADR*		120,802

	Semiconductor Components - Integrated Circuits – 0.01%
2,500	Semiconductor Manufacturing, Inc. - Sponsored ADR*		5,275

	Web Portals / ISP – 0.49%
4,730	Sohu.com, Inc.*	(a)	223,918

	Total China (Proceeds $884,585)		$732,623

	Finland – 0.50%

	Wireless Equipment – 0.50%
14,610	Nokia Corp. - Sponsored ADR		227,916

	Total Finland (Cost $195,762)		$227,916

	Germany – 0.47%

	Chemicals - Diversified – 0.29%
1,253	Wacker Chemie AG		130,124

	Energy - Alternate Sources – 0.18%
3,906	Solarworld AG		81,986

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	Total Germany (Proceeds $241,185)	$212,110

	Hong Kong – 0.66%

	Commercial Banks - Non U.S. – 0.12%
9,250	Wing Hang Bank, Ltd.	53,290

	Diversified Operations – 0.30%
18,191	Swire Pacific, Ltd., Class A	125,221
3,737	Wharf Holdings, Ltd.	10,247
		135,468

	Publishing - Newspapers – 0.00%
1,084	South China Morning Post Group, Ltd.	361

	Real Estate Operations / Development – 0.24%
40,021	Hang Lung Properties, Ltd.	86,959
9,687	Hong Kong Land Holdings, Ltd.	24,024
		110,983

	Total Hong Kong (Proceeds $327,523)	$300,102

	Japan – 5.28%

	Audio / Video Products – 0.28%
10,152	Panasonic Corp.	124,646

	Auto - Cars / Light Trucks – 0.17%
57,963	Mitsubishi Motors Corp.*	78,009

	Automobile / Truck Parts & Equipment - Original – 0.14%
5,511	Toyoda Gosei Co., Ltd.	63,226

	Capacitors – 0.03%
2,310	Taiyo Yuden Co., Ltd.	12,741

	Chemicals - Diversified – 0.13%
1,322	Shin-Etsu Chemical Co., Ltd.	59,355

	Electronic Components - Miscellaneous – 1.18%
10,201	Alps Electric Co., Ltd.	48,951
2,310	Kyocera Corp.	162,579
5,607	Murata Manufacturing Co., Ltd.	215,868

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	Japan – (continued)

	Electronic Components - Miscellaneous (continued)
33,925	NEC Corp.	$111,150
		538,548

	Electronic Components - Semiconductors – 0.46%
4,228	Rohm Co., Ltd.	209,884

	Electronic Connectors – 0.39%
1,765	Hirose Electric Co., Ltd.	175,624

	Electronic Measuring Instruments – 0.20%
5,715	Advantest Corp.	90,154

	Entertainment Software – 0.40%
7,261	Konami Corp.	182,626

	Leisure & Recreational Products – 0.21%
10,497	Yamaha Corp.	95,069

	Multiline Retail – 0.29%
66,532	Kawasaki Heavy Industries, Ltd.	131,376

	Office Automation & Equipment – 0.56%
9,451	Ricoh Co., Ltd.	117,186
8,982	Seiko Epson Corp.	139,115
		256,301

	Printing - Commercial – 0.14%
5,959	Dai Nippon Printing Co., Ltd.	64,356

	Textile - Products – 0.09%
8,521	Toray Industries, Inc.	42,488

	Toys – 0.21%
9,019	Namco Bandai Holdings, Inc.	97,005

	Web Portals / ISP – 0.40%
452	Yahoo! Japan Corp.	181,997

	Total Japan (Proceeds $2,576,595)	$2,403,405

Advantage Advisers Multi-Sector Fund I

Schedule of Securities Sold, Not Yet Purchased (continued)
(Unaudited)

		December 31, 2008
Shares		Value
	Securities Sold, Not Yet Purchased – (continued)

	Mexico – 0.27%

	Building Products - Cement / Aggregate – 0.27%
13,470	Cemex S.A. de C.V. - Sponsored ADR	$123,116

	Total Mexico (Cost $238,447)	$123,116

	South Africa – 0.01%

	Paper & Related Products – 0.01%
580	Sappi, Ltd.	2,268

	Total South Africa (Cost $2,604)	$2,268

	South Korea – 0.16%

	Electronic Components - Miscellaneous – 0.16%
8,940	LG Display Company, Ltd. - Sponsored ADR	74,023

	Total South Korea (Proceeds $59,901)	$74,023

	Switzerland – 0.42%

	Computers - Peripheral Equipment – 0.42%
12,250	Logitech International SA*	190,855

	Total Switzerland (Proceeds $298,112)	$190,855

	United Kingdom – 0.38%

	Semiconductor Components - Integrated Circuits – 0.22%
41,953	CSR, PLC*	102,239

	Telecommunication Services – 0.16%
31,604	Cable & Wireless, PLC	71,112

	Total United Kingdom (Cost $307,182)	$173,351

	Total Securities Sold, Not Yet Purchased (Proceeds $17,789,931)	$15,976,765

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited)

			December 31, 2008
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Swap Contracts - 0.05%
	Electric - Integrated - 0.00%
$(147,767)	04/26/2011	Korea Electric Power Corp.	$(2,660)

Agreement with Morgan Stanley, dated 02/21/2007 to deliver the total return of the shares of Korea Electric Power Corp. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

	Electric Products - Miscellaneous - 0.01%
(91,437)	04/26/2011	LG Electronics, Inc.	(5,897)

Agreement with Morgan Stanley, dated 02/01/2008 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 2.50%.

	Electronic Components - Miscellaneous - 0.01%
(112,086)	04/26/2011	Samsung Electro-Mechanics Co., Ltd.	(4,611)

Agreement with Morgan Stanley, dated 02/12/2008 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 4.26%.

	Electronic Components - Semiconductors - 0.01%
(75,243)	04/26/2011	Hynix Semiconductor, Inc.	187

Agreement with Morgan Stanley, dated 10/26/2006 to deliver the total return of the shares of Hynix Semiconductor, Inc. in exchange for an amount to be received monthly equal to the one month LIBOR rate less 5.75%.

254,045	04/26/2011	Samsung Electronics Co., Ltd.	5,194

Agreement with Morgan Stanley, dated 01/12/2008 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%

			5,381

	Energy - Alternate Sources - 0.00%
(92,916)	10/25/2010	Renewable Energy Corp. AS	(2,792)

Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Renewable Energy Corp. AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 1.10%.

Advantage Advisers Multi-Sector Fund I

Schedule of Swap Contracts (Unaudited) (concluded)

			December 31, 2008
			Unrealized
Notional	Maturity		Appreciation /
Amount	Date		(Depreciation)
	Investment Companies - 0.00%
$8,110	12/22/2010	Babcock & Brown Capital	$230

Agreement with Morgan Stanley, dated 12/17/2008 to receive the total return of the shares of  Babcock & Brown Capital in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Metal Processors & Fabrication - 0.00%
49,211	10/25/2010	Advanced Metallurgical Group NV	1,390

Agreement with Morgan Stanley, dated 10/20/2008 to receive the total return of the shares of Advanced Metallurgical Group NV in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.50%.

	Multimedia - 0.00%
74,956	05/12/2010	Naspers Ltd.	4,114

		Agreement with Morgan Stanley, dated 05/07/2008 to receive the total return of the shares of Naspers Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.55%.

	Power Conversion / SupplyEquipment - 0.00%
(113,679)	10/25/2010	Vesta Wind Systems AS	(1,380)

Agreement with Morgan Stanley, dated 10/20/2008 to deliver the total return of the shares of Vesta Wind Systems AS in exchange for an amount to be received monthly equal to the one month LIBOR rate less 0.49%.

	Toys - 0.04%
1,154,005	12/21/2010	Nintendo Co., Ltd.	(16,222)

Agreement with Morgan Stanley, dated 12/16/2008 to receive the total return of the shares of Nintendo Co., Ltd. in exchange for an amount to be paid monthly equal to the one month LIBOR rate plus 0.45%.

	Total Swap Contracts		$(22,447)

Advantage Advisers Multi-Sector Fund I

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Company's investments at fair value:

	Investments in	Securities Sold, Not	Other Financial
Valuation Inputs	Securities	Yet Purchased	Instruments*
Level 1 - Quoted Prices	$27,610,230	$(15,976,404)	$-
Level 2 - Other Significant Observable Inputs	451,599	(361)	(22,447)
Level 3 - Other Significant Unobservable Inputs	-	-	-

Total	$28,061,829	$(15,976,765)	$(22,447)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at unrealized appreciation (depreciation) on the investment.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Multi-Sector Fund I

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	February 23, 2009

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	February 23, 2009

* Print the name and title of each signing officer under his or her signature.